Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue			$ 45,025,000	$ 48,206,000	$ 63,067,000	$ 58,725,000
Cost of revenue (exclusive of depreciation and amortization shown separately below):
Sales and marketing			22,736,000	12,942,000	20,331,000	12,318,000
Operations and support			39,596,000	35,452,000	46,978,000	96,605,000
Technology and product development			13,374,000	13,728,000	17,800,000	17,521,000
General and administrative			38,665,000	48,347,000	59,458,000	55,059,000
Depreciation and amortization			7,670,000	9,591,000	12,815,000	14,669,000
Total Operating Expenses			125,885,000	124,502,000	163,428,000	203,465,000
Loss from operations			(80,860,000)	(76,296,000)	(100,361,000)	(144,740,000)
Other Income (Expense)
Gain on extinguishment of debt				7,017,000	7,017,000	464,000
Convertible promissory note fair value adjustment			3,896,000	(4,549,000)	(5,383,000)	(19,810,000)
Warrant liability fair value adjustment			(17,521,000)	(30,332,000)	(15,353,000)	(176,000)
Interest expense, net			(7,903,000)	(2,388,000)	(7,370,000)	(1,558,000)
Other income, net			1,258,000	492,000	916,000	495,000
Total Other Income (Expense)			(20,270,000)	(29,760,000)	(20,173,000)	(21,575,000)
Loss, before Income Tax Benefit			(101,130,000)	(106,056,000)	(120,534,000)	(166,315,000)
Income Tax Benefit			(547,000)	(797,000)	(471,000)	(1,260,000)
Net income (loss)			(100,583,000)	(105,259,000)	(120,063,000)	(165,055,000)
Foreign Currency Translation Loss			(19,553,000)	(8,095,000)	(11,203,000)	13,342,000
Comprehensive Loss			$ (120,136,000)	$ (113,354,000)	$ (131,266,000)	$ (151,713,000)
Net Loss Per Share Attributable to Stockholders :
Basic			$ (1.41)	$ (1.53)	$ (1.74)	$ (3.36)
Diluted			$ (1.41)	$ (1.53)	$ (1.74)	$ (3.36)
Basic weighted average shares outstanding			71,169,000	68,832,000	69,039,000	49,170,000
Diluted weighted average shares outstanding			71,169,000	68,832,000	69,039,000	49,170,000
Service revenue [Member]
Revenue			$ 43,967,000	$ 46,733,000	$ 61,120,000	$ 47,366,000
Cost of revenue (exclusive of depreciation and amortization shown separately below):
Cost of revenue			3,754,000	4,306,000	5,859,000	5,882,000
Lease revenue [Member]
Revenue			1,058,000	1,473,000	1,947,000	11,359,000
Cost of revenue (exclusive of depreciation and amortization shown separately below):
Cost of revenue			90,000	136,000	187,000	$ 1,411,000
INTERPRIVATE II ACQUISITION CORP [Member]
Cost of revenue (exclusive of depreciation and amortization shown separately below):
Operating and formation costs	$ 1,446,778	$ 705,930	5,404,062	1,562,611	1,985,624
Related party administrative fees	60,000	60,000	180,000	140,000	100,000
Loss from operations	(1,506,778)	(765,930)	(5,584,062)	(1,702,611)	(2,085,624)
Other Income (Expense)
Change in fair value of warrant liabilities	165,867	734,067	3,878,572	(912,766)	(598,718)
Offering costs attributable to warrant liabilities				(6,835)	(6,835)
Interest earned on marketable securities held in Trust Account	336,544	30,522	823,607	54,504	104,868
Unrealized gain (loss) on marketable securities held in Trust Account	1,027,141	(14,144)	983,987	(17,547)	(33,626)
Other income (loss), net	1,529,552	750,445	5,686,166	(882,644)	(534,311)
Loss, before Income Tax Benefit	22,774	(15,485)	102,104	(2,585,255)	(2,619,935)
Income Tax Benefit	(271,311)		(322,368)
Net income (loss)	$ (248,537)	$ (15,485)	$ (220,264)	$ (2,585,255)	$ (2,619,935)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	6,668,750	6,668,750	6,668,750	6,668,750	6,292,226
Basic and diluted net income (loss) per share, Non-redeemable common stock (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.08)	$ (0.1)
Class A Common Stock | INTERPRIVATE II ACQUISITION CORP [Member]
Other Income (Expense)
Basic and diluted weighted average shares outstanding, Class A common stock subject to redemption (in Shares)	25,875,000	25,875,000	25,875,000	25,875,000	21,125,342
Basic and diluted net income (loss) per share, Class A common stock subject to redemption (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.08)	$ (0.1)